Goodwill and Intangible Assets (Schedule Of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 27, 2013
Goodwill [Roll Forward]
Beginning balance	$ 507.5
Acquisitions	24.5
Ending balance	532.0
Specialty Pharmaceuticals
Goodwill [Roll Forward]
Beginning balance	287.8
Acquisitions	24.5
Ending balance	312.3
Global Medical Imaging
Goodwill [Roll Forward]
Beginning balance	219.7
Acquisitions	0
Ending balance	$ 219.7